Trade receivables (Details 5) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Current trade receivables from closely monitored countries	$ 1,588	$ 1,729
Current trade receivables from closely monitored countries past due more than one year	61	97
Current trade receivables from closely monitored countries past due more than one year, provisions recorded	$ 24	$ 44